Organization and Description of Business (Details Narrative) - shares			9 Months Ended
	Nov. 17, 2020	Sep. 28, 2020	Feb. 28, 2021	Aug. 18, 2020	Aug. 17, 2020	May 31, 2020	May 31, 2019
Common stock, authorized			36,000,000	36,000,000	20,000,000	36,000,000	20,000,000
Capital stock, authorized					36,000,000
Preferred stock, authorized			1,000,000		1,000,000	1,000,000	1,000,000
Reverse stock split	1-for-8	1-for-6
Simplicity One Brasil Ltd [Member]
Subsidiary ownership percentage			76.00%
Simplicity Happy Valley, LLC [Member]
Subsidiary ownership percentage			79.00%
Simplicity Redmond, LLC [Member]
Subsidiary ownership percentage			79.00%
Simplicity El Paso, LLC [Member]
Subsidiary ownership percentage			51.00%